As filed with the Securities and Exchange Commission on March 5, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                      Date of fiscal year end: May 31, 2004

        Date of reporting period: JULY 1, 2003 THROUGH DECEMBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------------------------------------------------------


                                                            DFDENT
                                                            PREMIER
                                                          GROWTH FUND

-----------------------------------------------------------------------------


                                                       SEMI-ANNUAL REPORT

                                                        DECEMBER 31, 2003
                                                           (UNAUDITED)


























--------------------------------------------------------------------------------

                                                             DFDENT
                                                       AND COMPANY, INC.
                                                      -------------------
                                                       INVESTMENT COUNSEL

                                                      TWO PORTLAND SQUARE
                                                     PORTLAND, MAINE 04101
                                                   (866) 2DF-DENT (TOLL FREE)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

Your Fund accomplished a +19.78% total return for the first six months of the current fiscal year (7/1/03 - 12/31/03) compared to a +15.14% total return for the S&P 500 Composite Index, the benchmark we use for performance comparison. For the 2003 calendar year your Fund generated a +33.99% total return versus +28.67% for the S&P 500 Index. Since inception (7/16/01), the Fund has a cumulative average return of +9.60% versus the S&P 500 Index return of -3.60% and an average annual return of 3.80% versus the S&P 500 Index return of -1.48%.*

For the 1-year period ending December 31, 2003, Lipper Inc. ranked the Fund in the first quartile (top 25%) based on its performance. Specifically, the Fund ranked 118 out of 587 funds in the Multi-Cap Core Funds peer group.

During the past six months you have most likely read and heard about the scandals and self-dealing of some mutual fund managers. You should know how the DF Dent Premier Growth Fund differs from those funds you have read about. We will address what we consider to be three of the most serious and widely publicized issues and your Fund's position in connection with these issues.

ISSUE #1:  EXCESSIVE FEES AND SHAREHOLDER EXPENSES
--------------------------------------------------

Your Fund's expense ratio (total operating expenses as a percent of net asset value, or share price) has been capped at 1.25% per annum. D. F. Dent and Company, the Fund's manager, since inception and through October 31, 2004, has agreed to waive a portion of its fee and to reimburse expenses in order to lock the total expense ratio at 1.25%. In almost 2 1/2 years of your Fund's existence, D. F. Dent and Company has waived its entire management fee and reimbursed $107,356 of Fund expenses. Your Fund is currently at a size where the manager may continue to cap the expense ratio at 1.25%, no longer reimburse expenses and receive a portion of its management fee.

Your Fund is a no-load fund and does not impose any 12b-1 charges, which are expenses up to 1% that some funds impose to cover the cost of distribution and marketing.

We attempt to conduct all transactions in portfolio securities on a "best execution" basis. The average cost of portfolio trades is under 5(cent) per share. We do not direct portfolio transactions to brokers for marketing your Fund. In fact, as a no-load mutual fund meaning that the Fund does not impose a commission or sales charge, most brokers have no incentive to market your Fund.

                          1                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

ISSUE #2:  LATE TRADING AND MARKET TIMING
-----------------------------------------

Late trading is an illegal activity that involves transactions in a mutual fund after its daily cut-off time. Therefore, only individuals who have submitted their purchase orders for the Fund before 4:00 p.m. ET are allowed to participate in that day's closing Net Asset Value. The Fund's transfer agent maintains policies and procedures to assist the Fund in its compliance with applicable regulations regarding late trading.

Market timing occurs primarily in international funds where investors attempt to take advantage of stale securities prices which arise due to the earlier closing times of various foreign markets relative to the U.S. market close of 4:00 p.m. While market timing itself is not illegal, the activity can result in excessive trading thus incurring transaction expenses as the fund manager sells portfolio securities to meet redemptions only to repurchase securities to invest proceeds from shareholder purchases. D. F. Dent discourages shareholders from market timing and, as stated in the current prospectus, we reserve the right to refuse shareholder transactions which represent excessive trading in your Fund. Your Fund has not experienced any excessive trading since its inception.

ISSUE #3:  CONFLICTS OF INTEREST
--------------------------------

Conflicts of interest arise when mutual fund managers execute portfolio transactions while simultaneously representing other investors, either other funds or at worst themselves on the opposite side of the transaction.

While D. F. Dent and Company does manage other private investment portfolios, your Fund is managed with a similar and consistent growth strategy. Fund transactions are not executed with private clients of D. F. Dent and Company on the other side of the trade.

Your Fund's manager's interests are totally aligned with you as a shareholder. D.F. Dent and Company's retirement fund is your Fund's largest single shareholder at 10.1%, while this plan along with management and related families as a group own 30.6% of your Fund. We have a strong commitment and financial interest in your Fund's success.

Your Fund continues to be fully invested in a broad cross section of quality growth companies. As of December 31, 2003, your Fund was invested as indicated by market capitalization category:

                           Large Capitalization...................34.6%
                           Mid-Size Capitalization................39.1%
                           Small Capitalization...................24.2%
                           Reserve Funds......................     2.1%
                                                              ---------
                           Total Fund............................100.0%
                                                              =========

                          2                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

Our goal as always is to invest in well-managed growth companies in attractive industries. We rely upon long-term earnings growth rather than the stock market to drive the prices of the common stocks of these companies. The stock market in the short term surely will influence stock prices of these companies, both up and down. However, in the long term we believe it is the expansion of the earnings of these companies which will determine enterprise values. The vast majority of the companies in your Fund have been achieving these growth goals. We will continue to manage your Fund by emphasizing those companies with the potential to deliver results which meet our growth goals.

Respectfully submitted,


/s/ Dan Dent

Dan Dent
D.F. Dent and Company, Inc.

*PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT INDICATE FUTURE RESULTS. FOR ADDITIONAL PERFORMANCE INFORMATION AND IMPORTANT DISCLOSURE, PLEASE SEE THE MANAGEMENT DISCUSSION AND ANALYSIS ON PG 4.


                          3                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION AND ANALYSIS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

For the first six months of the fiscal year beginning July 1, 2003, your Fund experienced a total return of +19.78% versus a total return of +15.14% for the S&P 500 Index, the benchmark we use for performance comparisons. Cumulative performance versus the S&P 500 Index for various periods ending December 31, 2003 was as follows*:


       PERIOD                       DF DENT PREMIER                                   OVER
ENDED DECEMBER 31, 2003             GROWTH FUND               S&P 500 INDEX     PERFORMANCE
-----------------------             -----------               -------------     -----------

Six Months                          + 19.78%                     +15.14%          +  4.64%
Twelve Months                       + 33.99%                     +28.67%          +  5.32%
Inception (7/16/01)                 +  9.60%                     - 3.60%           +13.26%

In the Multi-Cap Core peer group, Lipper Inc. has ranked the performance of the DF Dent Premier Growth Fund 118 out of 587 funds (first quartile) for the 1 year ending December 31, 2003.

D.F. Dent & Company seeks to identify and to invest in companies with attractive appreciation potential. Consequently, stock selection is critical. While the current fiscal year has witnessed some market crosscurrents, there has been no overriding theme other than a general recovery from depressed prices following a three-year bear market (2000-2003). Depressed interest rates (and Federal Reserve signals to keep rates low), increasing consumer and investor confidence, a dissipation of Iraq worries and, most importantly, an evident economic and profit recovery all have supported higher equity prices.

Your Fund has outperformed the S&P 500 Index benchmark in the current fiscal year because of strong gains in certain sectors and stocks with market like gains in other sectors:

                                         PERCENT OF FUND AT                    TOTAL RETURN
                                     BEGINNING OF FISCAL YEAR                JUNE 30, 2003 TO
         SECTOR                          (JUNE 30, 2003)                   DECEMBER 31, 2003
         ------                       ----------------------               -------------------
         Banks                                  11.9%                             +25.7%
         Life Sciences                           7.4%                             +30.3%
         Merchandizing                           8.2%                             +44.1%

         INDIVIDUAL STOCKS
         Qualcomm                                2.8%                             +56.6%
         Tower Stocks                            1.5%                             +31.1%
         Fastenal                                3.6%                             +46.4%
         T. Rowe Price                           3.3%                             +26.7%
         Invitrogen                              0.8%                             +82.1%


         BENCHMARK:  S&P 500 INDEX            +15.14%


The overall strategy in managing your Fund during the past six months has been selectivity and consolidation. Positions in favored growth companies such as Qualcomm, North Fork Bank, and T. Rowe Price have been increased. Under

                          4                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION AND ANALYSIS
DECEMBER 31, 2003
--------------------------------------------------------------------------------


performing stocks such as Convergys and Mettler Toledo were sold as was Wells Fargo which had performed reasonably well.

     The significant trends which benefited the Fund in specific industries were:

     1) IN BANKING, low interest rates and increasing market shares captured by East West Bank, UCBH Corporation, and North Fork Bank drove strong results,

     2) IN COMMUNICATIONS, accelerating growth in wireless handset shipments benefited Qualcomm and the tower companies,

     3) IN SPECIALTY MERCHANDISING, recovering consumer spending and excellent execution drove strong results for Tractor Supply, Whole Foods, and Walgreens,

     4) IN INSURANCE, selective underwriting and outstanding asset management contributed to strong operating results for Renaissance RE Holdings and White Mountains.

     Your Fund's best performers during the six months ending December 31, 2003 were:

                  1) Invitrogen                                 +82.06%
                  2) Tractor Supply Company                     +64.65%
                  3) Zimmer Holdings                            +56.97%
                  4) Qualcomm                                   +50.45%
                  5) East West Bancorp                          +49.13%

while the worst performers were:


                  1) Amdocs, Inc                               -  6.33%
                  2) Amgen                                     -  6.29%
                  3) Pharmaceutical Product Dev                -  6.06%
                  4) SLM Corporation                           -  5.12%
                  5) Marsh McClennan                           -  5.01%

During the past six months of turmoil and disclosure of wrongdoing in the mutual fund industry, Marsh McClennan's stock has declined 5.01% due to the woes of its Putnam subsidiary while T. Rowe Price has gained 26.48% as a mutual fund manager perceived by investors to be "clean" of the industry problems. Again, selectivity has been critical.

* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL 1-866-2DF-DENT. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER. LIPPER, INC. IS AN INDEPENDENT MUTUAL FUND RATING SERVICE THAT RANKS FUNDS IN VARIOUS FUND CATEGORIES BY MAKING COMPARATIVE CALCULATIONS USING TOTAL RETURNS. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF DECEMBER 31, 2003 AND MAY NOT BE HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE (02/04).


                          5                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

The graph and table reflect the change in value of a hypothetical $100,000 investment in the DF Dent Premier Growth Fund (the "Fund"), including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the "Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE AND CURRENT PERFORMANCE MAY BE HIGHER THAN THE PERFORMANCE DATA QUOTED. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


         AVERAGE ANNUAL                                      SIX            ONE       SINCE INCEPTION
         TOTAL RETURN AS OF DECEMBER 31, 2003              MONTHS          YEAR       (JULY 16, 2001)
         ------------------------------------              ------         -----       ---------------
         DF Dent Premier Growth Fund                        19.78%          33.99%          3.80%
         S&P 500 Index                                      15.14%          28.67%        (1.48)%

         INVESTMENT VALUE ON DECEMBER 31, 2003
         -------------------------------------
         DF Dent Premier Growth Fund                      $109,600
         S&P 500 Index                                   $  96,404

[EDGAR REPRESENTATION OF LINE GRAPH
Date                 DF Dent Premier Growth Fund   S&P 500 Index
       7/16/2001                         100,000         100,000
       7/31/2001                         102,600         100,825
       8/31/2001                          98,700          94,519
       9/30/2001                          93,400          86,887
      10/31/2001                          95,800          88,545
      11/30/2001                         102,000          95,336
      12/31/2001                         105,300          96,171
       1/31/2002                         101,000          94,769
       2/28/2002                         101,000          92,941
       3/31/2002                         102,400          96,437
       4/30/2002                          99,800          90,592
       5/31/2002                          99,200          89,927
       6/30/2002                          89,200          83,524
       7/31/2002                          83,000          77,015
       8/31/2002                          84,200          77,519
       9/30/2002                          77,600          69,102
      10/31/2002                          81,700          75,178
      11/30/2002                          85,600          79,599
      12/31/2002                          81,800          74,925
       1/31/2003                          79,900          72,966
       2/28/2003                          78,300          71,870
       3/31/2003                          77,700          72,566
       4/30/2003                          85,400          78,540
       5/31/2003                          90,500          82,674
       6/30/2003                          91,500          83,730
       7/31/2003                          94,600          85,207
       8/31/2003                          98,600          86,866
       9/30/2003                          96,300          85,946
      10/31/2003                         103,600          90,805
      11/30/2003                         106,500          91,603
      12/31/2003                         109,600          96,404
]

                          6                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
FIVE LARGEST HOLDINGS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                      DFDENT PREMIER GROWTH FUND
                                                         FIVE LARGEST HOLDINGS
                                                           DECEMBER 31, 2003


                                                                                         PERCENT OF
                                                                                         NET ASSETS
  QUANTITY                      SECURITY                      TOTAL COST   MARKET VALUE  OF THE FUND
  --------                      --------                            ----          -----     --------
   15,000    RenaissanceRe Holdings Ltd.                          $383,606      $735,750    4.84%
   25,500    Keystone Automotive Industries                        523,544       646,680    4.26%
   16,000    Tractor Supply Co.                                    326,028       622,240    4.10%
   12,000    Fastenal Co.                                          378,588       599,280    3.95%
   11,000    QUALCOMM, Inc.                                        378,790       593,230    3.91%

The Portfolio holdings are subject to change based upon Portfolio Manager activity.
                          7                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------



    Shares                     Security Description                                        Value

Common Stock - 98.1%
Banking - 9.4%
          6,000 East-West Bancorp, Inc.                                                      $ 322,080
         10,000 North Fork Bancorp., Inc.                                                      404,700
          5,000 Northern Trust Corp.                                                           232,100
         12,000 UCBH Holdings, Inc.                                                            467,640
                                                                                      -----------------
                                                                                             1,426,520
                                                                                      -----------------

Business Services - 0.4%
          2,250 Electronic Data Systems Corp.                                                   55,215
                                                                                      -----------------

Communication Equipment - 3.9%
         11,000 QUALCOMM, Inc.                                                                 593,230
                                                                                      -----------------

Communication Services - 2.0%
          5,500 Amdocs Ltd.+                                                                   123,640
          9,000 American Tower Corp.+                                                           97,380
          6,000 Crown Castle International Corp.+                                               66,180
          3,000 Sprint Corp. (PCS Group)+                                                       16,860
                                                                                      -----------------
                                                                                               304,060
                                                                                      -----------------

Data Networking - 1.4%
          4,500 Black Box Corp.                                                                207,315
                                                                                      -----------------

Distribution & Industrial Supplies - 3.9%
         12,000 Fastenal Co.                                                                   599,280
                                                                                      -----------------

Electronic Commerce - 1.9%
         20,000 Concord EFS, Inc.+                                                             296,800
                                                                                      -----------------

Energy Services - 0.9%
          2,500 Schlumberger Ltd.                                                              136,800
                                                                                      -----------------

Energy Sources - 4.7%
          4,095 Apache Corp.                                                                   332,105
          4,700 Burlington Resources, Inc.                                                     260,286
          3,000 EnCana Corp.                                                                   118,320
                                                                                      -----------------
                                                                                               710,711
                                                                                      -----------------

Entertainment - 5.1%
         11,000 Clear Channel Communications, Inc.                                             515,130
          5,500 Comcast Corp. - Class A+                                                       172,040
          3,500 Walt Disney Co.                                                                 81,655
                                                                                      -----------------
                                                                                               768,825
                                                                                      -----------------

Financial Services - 11.0%
          7,000 First Data Corp.                                                               287,630
          6,000 Fiserv, Inc.+                                                                  237,060
          4,500 Freddie Mac                                                                    262,440
          5,000 Paychex, Inc.                                                                  186,000
          4,500 SLM Corp.                                                                      169,560
         11,000 T. Rowe Price Group, Inc.                                                      521,510
                                                                                      -----------------
                                                                                             1,664,200
                                                                                      -----------------

Food Distributors - 2.4%
         10,000 Performance Food Group Corp.+                                                  361,700
                                                                                      -----------------

Insurance - 13.0%
          5,500 American International Group, Inc.                                             364,540
          2,000 Lincoln National Corp.                                                          80,740
          5,000 Marsh & McLennan Cos., Inc.                                                    239,450
         15,000 RenaissanceRe Holdings Ltd.                                                    735,750
          1,200 White Mountains Insurance Group                                                551,940
                                                                                      -----------------
                                                                                             1,972,420
                                                                                      -----------------

Life Sciences - 7.3%
          2,500 Invitrogen Corp.+                                                              175,000
         11,000 Laboratory Corp. of America Holdings+                                          406,450
         14,000 Techne Corp.+                                                                  528,920
                                                                                      -----------------
                                                                                             1,110,370
                                                                                      -----------------

Media - 0.2%
          1,500 Time Warner, Inc.+                                                              26,985
                                                                                      -----------------

Medical Products - 5.0%
          5,000 Baxter International, Inc.                                                     152,600
          3,500 Johnson & Johnson                                                              180,810
          6,200 Steris Corp.+                                                                  140,120
          4,000 Zimmer Holdings, Inc.+                                                         281,600
                                                                                      -----------------
                                                                                               755,130
                                                                                      -----------------

Merchandising - 18.7%
         25,500 Keystone Automotive Industries+                                                646,680
         15,000 O'Reilly Automotive, Inc.+                                                     575,400
         10,316 TBC Corp.+                                                                     266,256
         16,000 Tractor Supply Co.+                                                            622,240
         10,000 Walgreen Co.                                                                   363,800
          5,588 Whole Foods Market, Inc.                                                       375,122
                                                                                      -----------------
                                                                                             2,849,498
                                                                                      -----------------

Pharmaceuticals - 4.7%
          4,000 Amgen, Inc.+                                                                   247,200
         15,000 Caremark Rx, Inc.+                                                             379,950
          3,500 Pharmaceutical Product Development, Inc.+                                       94,395
                                                                                      -----------------
                                                                                               721,545
                                                                                      -----------------

Transportation Services - 2.2%
          9,000 Expeditors International Washington, Inc.                                      338,940
                                                                                      -----------------

Total Common Stock (Cost $12,627,732)                                                       14,899,544
                                                                                      -----------------

Short-Term Investments - 2.3%
        342,581 Scudder Treasury Money Market Fund                                             342,581
                                                                                      -----------------
                (Cost $342,581)

Total Investments in Securities - 100.4%
(Cost $12,970,313)                                                                         $15,242,125
Other Assets and Liabilities, Net - (0.4)%                                                     (57,926)
                                                                                      -----------------
                                                                                      -----------------
Total Net Assets - 100.0%                                                                 $ 15,184,199
                                                                                      =================


--------------------------------------------------------------------------------
+ Non-income producing security.

See Notes to Financial Statements.
                          8                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

ASSETS
Total investments, at value (Cost $12,970,313)............................................         $ 15,242,125
Receivables:
Dividends.................................................................................               11,133
Expense reimbursement from adviser........................................................                1,818
                                                                                            --------------------

Total Assets..............................................................................           15,255,076
                                                                                            --------------------

LIABILITIES
Payables:
Payables for investment securities purchased..............................................               46,725
Accrued Liabilities:
Investment adviser fees...................................................................                  808
Trustees' fees and expenses...............................................................                   77
Other expenses............................................................................               23,267
                                                                                            --------------------

Total Liabilities.........................................................................               70,877
                                                                                            --------------------

NET ASSETS                                                                                         $ 15,184,199
                                                                                            ====================

COMPONENTS OF NET ASSETS
Paid-in capital...........................................................................         $ 12,999,538
Accumulated net investment income (loss)..................................................              (33,195)
Accumulated net realized gain (loss) from investments.....................................              (53,956)
Unrealized appreciation (depreciation) on investments.....................................            2,271,812
                                                                                            --------------------

NET ASSETS                                                                                         $ 15,184,199
                                                                                            ====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Based on net assets of $15,184,199 and 1,385,409 shares outstanding....................              $ 10.96
                                                                                            ====================


See Notes to Financial Statements.
                          9                           DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income........................................................................               50,520
                                                                                        ---------------------
Total Investment Income................................................................               50,520
                                                                                        ---------------------

EXPENSES
Investment advisory fees...............................................................               66,987
Administration fees....................................................................               19,755
Transfer agent fees....................................................................               15,042
Custody fees...........................................................................                3,462
Accounting fees........................................................................               25,148
Registration fees......................................................................                2,865
Professsional fees.....................................................................               11,881
Shareholder reporting fees.............................................................                3,962
Trustees fees and expenses.............................................................                  264
Miscellaneous expenses.................................................................                2,346
                                                                                        ---------------------
Total Expenses.........................................................................              151,712
Fees waived and expenses reimbursed....................................................              (67,997)
                                                                                        ---------------------
Net Expenses...........................................................................               83,715
                                                                                        ---------------------

NET INVESTMENT INCOME (LOSS)...........................................................              (33,195)
                                                                                        ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments................................................              (27,900)
Net change in unrealized appreciation (depreciation) on investments....................            2,440,783
                                                                                        ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.................................            2,412,883
                                                                                        ---------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......................................          $ 2,379,688
                                                                                        =====================

See Notes to Financial Statements.
                           10                         DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES

--------------------------------------------------------------------------------

                                                                                   Six Months Ended        Year Ended
                                                                                   December 31, 2003      June 30, 2002
                                                                                  -------------------- --------------------

OPERATIONS
Net investment income (loss)....................................................            $ (33,195)           $ (32,996)
Net realized gain (loss) on investments.........................................              (27,900)                 (57)
Net change in unrealized appreciation (depreciation) on investments.............            2,440,783              653,502
                                                                                  -------------------- --------------------
Increase (Decrease) in Net Assets from Operations...............................            2,379,688              620,449
                                                                                  -------------------- --------------------

CAPITAL SHARE TRANSACTIONS
Sale of shares..................................................................            1,942,054            3,793,766
Redemption of shares............................................................             (634,922)            (407,249)
                                                                                  -------------------- --------------------
Increase (Decrease) from Capital Transactions...................................            1,307,132            3,386,517
                                                                                  -------------------- --------------------

Increase (Decrease) in Net Assets...............................................            3,686,820            4,006,966

NET ASSETS
   Beginning of period..........................................................           11,497,379            7,490,413
                                                                                  -------------------- --------------------
   End of period (a)............................................................         $ 15,184,199         $ 11,497,379
                                                                                  ==================== ====================

SHARE TRANSACTIONS
    Sale of shares..............................................................              194,088              462,700
    Redemption of shares........................................................              (64,635)             (46,241)
                                                                                  -------------------- --------------------
Increase (Decrease) in Shares...................................................              129,453              416,459
                                                                                  ==================== ====================

(a) Accumulated net investment income (loss)....................................            $ (33,195)                 $ -
                                                                                  ==================== ====================

See Notes to Financial Statements.
                           11                         DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding of the fund throughout each period.

                                                               Six Months Ended        Year Ended         Period Ended
                                                                December 31, 2003     June 30, 2003      June 30, 2002 (a)
                                                               ------------------   ------------------   -----------------

NET ASSET VALUE, BEGINNING OF PERIOD..........................             $9.15                $8.92            $10.00
                                                               ------------------   ------------------   -----------------

OPERATIONS
Net investment income (loss)..................................             (0.02)               (0.03)            (0.03)
Net realized and unrealized gain/(loss) on investments........              1.83                 0.26             (1.05)
                                                               ------------------   ------------------   -----------------
Total from Investment Operations..............................              1.81                 0.23             (1.08)
                                                               ------------------   ------------------   -----------------

NET ASSET VALUE, END OF PERIOD................................            $10.96                $9.15             $8.92
                                                               ==================   ==================   =================

TOTAL RETURN..................................................             19.78%                2.58%           (10.80%)

RATIO/SUPPLEMENTARY DATA:
   Net Assets at End of Period (000's omitted)................           $15,184              $11,497            $7,490
   Ratios to average net assets:
        Net expenses..........................................             1.25% (b)            1.25%             1.25% (b)
        Gross expenses (c)....................................             2.26% (b)            2.67%             3.25% (b)
        Net investment income (loss)..........................            (1.51%)(b)           (0.37%)           (0.47%)(b)


PORTFOLIO TURNOVER RATE.......................................                7%                  14%                0%

------------------------------------------
(a)  Commenced operations on July 16, 2001.
(b)  Annualized.
(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.
                           12                         DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------
NOTE 1.  ORGANIZATION

This report relates to the DFDent Premier Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has nineteen investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on July 16, 2001 and seeks long-term capital appreciation by investing primarily in equity securities of domestic companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Short-Term instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's Investment Adviser believes another valuation is more appropriate.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's Investment Adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, net operation losses, timing differences and differing characterizations of distributions made by the Fund.

                           13                         DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is D.F. Dent and Company, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES -- Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION  -  Forum  Fund  Services,  LLC  is  the  Fund's  distributor  (the
"Distributor"). The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser waived $66,179 in fees and reimbursed certain expenses totaling $1,818 for the period ended December 31, 2003. In order to cap the expense ratio at 1.25%, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2004.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ended December 31, 2003, were $2,065,056 and $957,007, respectively.

The cost basis of investment securities owned as of December 31, 2003 was $12,970,313, and the net unrealized appreciation was $2,271,812. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost was $3,023,700, and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value was 751,888.

NOTE 6.  PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (866) 2DF-DENT. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.


                           14                         DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------


                       DFDENT
                       PREMIER
                     GROWTH FUND

-----------------------------------------------------------------------------


                 NASDAQ TICKER SYMBOL
                        DFDPX

                  INVESTMENT ADVISER

             D.F. Dent and Company, Inc.
                 Two East Read Street
                 Baltimore, MD 21202

                     DISTRIBUTOR

               Forum Fund Services, LLC
                 Two Portland Square
                  Portland, ME 04101

                    TRANSFER AGENT

           Forum Shareholder Services, LLC
                      PO Box 446
                  Portland, ME 04112
                    (866) 2DF-DENT

  This report is authorized for distribution only to
     Shareholders and others who have received a copy of the Fund's prospectus.

    The prospectus contains complete information, including risks, fees and expenses.


--------------------------------------------------------------------------------










--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       Forum Funds


By       /s/ Stacey E. Hong
         ------------------
         Stacey E. Hong, Treasurer

Date     March 5, 2004
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ David I. Goldstein
         ------------------
         David I. Goldstein, President

Date     March 5, 2004
         -------------

By       /s/ Stacey E. Hong
         ------------------
         Stacey E. Hong, Treasurer

Date     March 5, 2004
         -------------